Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Work in process	$ 4,718	$ 1,400
Finished goods	4,604	1,759
Inventories	$ 9,322	$ 3,159